Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Revenue [Line Items]
Performance obligations			$ 589,681		$ 716,091	$ 786,572
Advance from customers			569,214		177,590
Deferred revenue	$ 20,467		20,467		96,710	260,705
Contract balance	$ 453	$ 321,904	$ 269,829	$ 362,920
Contract liabilities					341,585	77,226
Loyalty Program [Member]
Revenue [Line Items]
Contract liabilities					96,710	$ 260,705
Previously Reported [Member]
Revenue [Line Items]
Performance obligations					$ 640,173